APPENDIX I
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
Read instructions at end of Form before preparing Form.
Please print or type.

1 . Name and address of issuer: The Munder Series Trust
                                  480 Pierce Street
                                  Birmingham, MI  48009

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Munder Asset Allocation Fund-Balanced (Class A, B, C, K, R and Y Shares) Munder Technology Fund (Class A, B, C, K and Y Shares)
Munder Index 500 Fund (Class A, B, K, R and Y Shares)
Munder International Equity Fund (Class A, B, C, K and Y Shares)
Munder Large-Cap Value Fund (Class A, B, C, K and Y Shares)
Munder Micro-Cap Equity Fund (Class A, B, C, K, R and Y Shares)
Munder Mid-Cap Core Growth Fund (Class A, B, C, K, R and Y Shares)
Munder Large Cap Core Growth Fund (Class A, B, C, K and Y Shares)
Munder Internet Fund (Class A, B, C, K, R and Y Shares)
Munder Energy Fund (Class A, B, C, K and Y Shares)
Munder Real Estate Equity Investment Fund (Class A, B, C, K and Y Shares) Munder Small-Cap Value Fund (Class A, B, C, K, R and Y Shares)
Munder Bond Fund (Class A, B, C, K and Y Shares)
Munder Intermediate Bond Fund (Class A, B, C, K and Y Shares)
Munder International Bond Fund (Class A, B, C, K and Y Shares)
Munder Michigan Tax-Free Bond Fund (Class A, B, C, K and Y Shares)
Munder Tax-Free Short & Intermediate Bond Fund (Class A, B, C, K and Y Shares) Munder Cash Investment Fund (Class A, B, C, K and Y Shares)
Munder Tax-Free Money Market Fund (Class A, K and Y Shares)
Munder U.S. Government Income Fund (Class A, B, C, K, R and Y Shares)
Munder Tax-Free Bond Fund (Class A, B, C, K and Y Shares)
Munder Small-Mid Cap Fund (Class A, B, C, K, R and Y Shares)
Liquidity Money Market Fund
Institutional Money Market Fund (Comerica Class K and Comerica Class Y Shares) Munder S&P MidCap Index Equity Fund (Class K and Y Shares)
Munder S&P SmallCap Index Equity Fund (Class K and Y Shares)

3. Investment Company Act File Number: 811-21294
   Securities Act File Number: 333-102943

4(a). Last day of fiscal year for which this Form is filed: June 30, 2006 4(b). ( Check box if this Form is being filed late
 (ie., more than 90 calendar days after the end of the fiscal year).
  (See Instruction A.2) Note: If the Form is being filed late, interest must be paid on the registration fee due.4(c). ( Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee: (i)
Aggregate sale price of securities sold
 during the fiscal year pursuant to section 24(f): $6,813,584,366
(ii)
Aggregate price of securities redeemed or repurchased
during the fiscal year: $5,400,502,120
(iii)
Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
the Commission:   $3,750,303,942
(iv)
Total available redemption credits
[add Item 5(ii) and 5(iii): $9,150,806,062
(v)Net sales - If Item 5(i) is greater than Item 5(iv)
   [subtract Item 5(iv) from Item 5(i) ]:  $0
(vi) Redemption credits available for use in future years $2,337,221,696
- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
(vii)Multiplier for determining registration fee (See Instruction C.9)
     :x$0.000107
(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)]
    (enter 'O' if no fee is due):=$0

6. Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2],then report the amount of securities (number of shares or other units) deducted here: .
 If there is a number
of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year
for which this form is filed
 that are available for use by the issuer in future fiscal years, then state
 that number here:    .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):$ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]: $0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: Method of Delivery:
                                              Wire Transfer
                                              Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.) David Rumph, Assistant Treasurer Date 9/22/2006 Please print the name and title of the signing officer below the signature.